Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2014 South Africa Rand	Dec. 31, 2013 South Africa Rand	Dec. 31, 2014 U.S. Dollar	Dec. 31, 2013 U.S. Dollar
Goodwill [Line Items]
Impairment to the goodwill	$ 0
Long-term gold price			420,000	400,000	1,300	1,300
Life of mine (in years)	72 years	73 years
Nominal discount rate - lower limit	12.90%	10.90%
Nominal discount rate - upper limit	14.10%	12.30%
Market value for resource with infrastructure	63.7	50.0